Cover	12 Months Ended
Oct. 31, 2019 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Oct. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Current Fiscal Year End Date	--10-31
Entity File Number	000-53646
Entity Registrant Name	GROWN ROGUE INTERNATIONAL INC.
Entity Central Index Key	0001463000
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	550 Airport Road
Entity Address, City or Town	Medford
Entity Address, State or Province	OR
Entity Address, Country	US
Entity Address, Postal Zip Code	97504
Title of 12(b) Security	Common Stock, no par value
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	73,219,916
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	550 Airport Road
Entity Address, City or Town	Medford
Entity Address, State or Province	OR
Entity Address, Country	US
Entity Address, Postal Zip Code	97504
City Area Code	458
Local Phone Number	226-2100
Contact Personnel Name	Obie Strickler